INCOME TAXES (Geographic Allocation of Income and Provision for Income Taxes) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Provisional income tax (expense) benefit									$ 81	$ 79	$ 2
Transition tax for accumulated foreign earnings, provisional income tax expense (benefit)									$ (789)	85	(874)
Indirect impact on inventory, provisional for income taxes										(38)
Income (loss) from continuing operations before income taxes
Domestic										745	(2,226)	$ (991)
Foreign										3,004	2,463	2,251
Income from continuing operations before income taxes										3,749	237	1,260
Current tax expense (benefit)
Federal										324	(864)	164
State and local										13	4	21
Foreign										901	971	606
Total current tax expense										1,238	111	791
Deferred tax expense (benefit)
Federal										(318)	1,499	(1,029)
State and local										(32)	85	(59)
Foreign										(79)	(171)	79
Provision (Credit) for deferred income tax										(429)	1,413	(1,009)
Provision (credit) for income taxes on continuing operations										809	1,524	(218)
Income from continuing operations, net of tax	$ 491	$ 714	$ 810	$ 925	$ (3,218)	$ 505	$ 812	$ 614		$ 2,940	(1,287)	1,478
Income (loss) from portfolio actions included in Continuing Operations before Income Taxes, Domestic											$ 1,400	1,400
Expenses related to the urethane matters settlements, asbestos-related charge and charges for environmental matters included in Continuing Operations before Income Taxes, Domestic												$ 2,600